UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
	February 29, 2008
Common Stock - 1.8% (1)	Shares	Value
Crude/Refined Products Pipelines - 1.8% (1)
Canada - 1.8% (1)
Enbridge Income Fund (Cost $2,815,067)	262,000	$ 2,797,684

Master Limited Partnerships and Related Companies - United States - 108.6% (1)
Coal - 7.5% (1)
Alliance Holdings GP, L.P.	83,140	1,921,365
Alliance Resource Partners, L.P. (2)	168,000	6,370,560
Natural Resource Partners, L.P.	100,000	3,208,000
		11,499,925
Crude/Refined Products Pipelines - 24.3% (1)
Calument Specialty Products Partners, L.P.	201,180	6,069,601
Constellation Energy Partners, L.P.	235,294	4,941,174
Genesis Energy, L.P.	129,200	2,777,800
Holly Energy Partners, L.P.	66,700	2,740,036
Kinder Morgan Energy Partners, L.P.	30,000	1,723,800
Kinder Morgan Management, LLC	111,038	6,052,681
Magellan Midstream Holdings, L.P.	207,000	5,324,040
TransMontaigne Partners, L.P.	260,000	7,688,200
		37,317,332
Crude/Refined Products Transportation and Storage - 17.7% (1)
Buckeye Partners, L.P.	76,300	3,744,804
Enbridge Energy Partners, L.P.	254,286	12,709,214
SemGroup Energy Partners, L.P.	425,648	10,611,405
		27,065,423
Natural Gas/Natural Gas Liquid Pipelines and Storage - 17.3% (1)
Cheniere Energy Partners, L.P.	328,900	5,525,520
Duncan Energy Partners, L.P.	2,700	56,997
El Paso Pipeline Partners, L.P.	42,210	989,402
Energy Transfer Equity, L.P.	325,400	10,822,804
Energy Transfer Partners, L.P.	75,400	3,613,168
Enterprise GP Holdings, L.P.	175,000	5,498,500
		26,506,391
Natural Gas Gathering/Processing - 32.0% (1)
Atlas Pipeline Holdings, L.P.	144,400	4,622,244
Atlas Pipeline Partners, L.P.	309,500	13,710,850
Crosstex Energy, L.P.	23,000	727,030
Hiland Holdings GP, L.P.	178,431	4,419,736
Hiland Partners, L.P.	131,674	6,674,555
MarkWest Energy Partners, L.P.	525,000	18,112,500
Quicksilver Gas Services, L.P.	36,035	867,363
		49,134,278
Shipping - 5.5% (1)
Martin Midstream Partners, L.P.	105,000	3,556,350

OSG America, L.P.	349,209	4,888,926
		8,445,276
Propane - 4.3% (1)
Inergy, L.P.	209,700	6,125,337
Inergy Holdings, L.P.	11,020	487,084
		6,612,421
Total Master Limited Partnerships and Related Companies (Cost $177,792,141)		166,581,046

Short-Term Investments - United States Investment Companies - 3.9% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class (2)	1,179,885	1,179,885
Dreyfus Cash Management Fund - Institutional Class (2)	1,179,885	1,179,885
Fidelity Government Portfolio Fund - Institutional Class (2)	1,179,884	1,179,884
First American Treasury Obligations Fund - Class Y (2)	1,179,885	1,179,885
First American Treasury Obligations Fund - Class Z (2)	1,179,885	1,179,885
Total Short-Term Investments (Cost $5,899,424)		5,899,424

Total Investments - 114.3% (1) (Cost $186,506,632)		175,278,154
Liabilities in Excess of Other Assets - (14.3%) (1)		(21,921,132)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$ 153,357,022

Securities Sold Short - (4.6%) (1)
SPDR Trust Series 1	53,000.00	7,092,460
Total Securities Sold Short - (4.6%) (1) (Proceeds $6,990,051)		$ 7,092,460

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) All or a portion of the shares have been committed as collateral for open short positions.

At February 29, 2008, the cost basis of investments and the proceeds from securities sold short for federal income tax purposes were $185,994,520 and $6,990,051, respectively, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 4,425,624
Gross unrealized depreciation	(15,756,511)
Net unrealized depreciation	$ (11,330,887)

The following tables provide the fair value measurements of applicable portfolio assets by level within the fair value hierarchy for the Fund as of February 29, 2008.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
Quoted Prices in
		Active Markets for	Significant Other
	Fair Value at	Identical Assets	Observable Inputs
Description	February 29, 2008	(Level 1)	(Level 2)

Assets:
Investments	$175,278,154	$170,336,980	$4,941,174

Liabilities:
Securities Sold Short	$7,092,460	$7,092,460	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)      /s/ Jerry V. Swank
                                                      Jerry V. Swank, President

Date     June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Jerry V. Swank
                                                     Jerry V. Swank, President

Date     June 18, 2008

By (Signature and Title)    /s/ Mark Fordyce
                                                    Mark Fordyce, Treasurer

Date     June 18, 2008